Provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions
Balance at beginning of period	R$ 633	R$ 161
Provisions	659	472
Provisions assumed in a business combination (note 9.3.c)	13,583
Reversal of provisions assumed in a business combination (note 9.3.c)	(2,240)
Reversal	(273)
Payments	(15)
Balance at end of period	12,347	633
Tax
Provisions
Balance at beginning of period	131	11
Provisions	77	120
Provisions assumed in a business combination (note 9.3.c)	0
Reversal of provisions assumed in a business combination (note 9.3.c)	0
Reversal	(3)
Payments	0
Balance at end of period	205	131
Labor
Provisions
Balance at beginning of period	502	150
Provisions	582	352
Provisions assumed in a business combination (note 9.3.c)	13,583
Reversal of provisions assumed in a business combination (note 9.3.c)	(2,240)
Reversal	(270)
Payments	(15)
Balance at end of period	R$ 12,142	R$ 502